Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Nanjing Guosheng Huaxing [Member]
Prepayments - related parties
Total Prepayments - related parties	$ 64,622	$ 64,908
Related Party [Member]
Prepayments - related parties
Total Prepayments - related parties	64,622	64,908
Accounts payable - related parties
Total Accounts payable - related parties	384,379
Due to related parties
Total Due to related parties	57,540	115,588
Jinan Zhongshi Huiyun [Member]
Accounts payable - related parties
Total Accounts payable - related parties	384,379
Beijing Guosheng Huaxing [Member]
Due to related parties
Total Due to related parties	24,660	66,050
Beijing Zhongshi Huiyun [Member]
Due to related parties
Total Due to related parties	$ 32,880	$ 49,538